Financial expenses (Tables)	12 Months Ended
Dec. 31, 2022
Financial Expenses
Schedule of financial expenses

	2022	2021	2020

Financial expenses	(2,762,963)	(1,745,213)	(1,242,255)
Interest on taxes and fees	(187,778)	(61,745)	(43,616)
Swap interest	(644,280)	(352,029)	(45,970)
Interest on lease	(1,333,007)	(845,033)	(766,263)
Inflation adjustment (i)	(336,046)	(247,200)	(161,892)
Discounts granted	(48,774)	(52,509)	(33,725)
Other expenses	(213,078)	(186,697)	(190,789)